Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Current assets
Cash and cash equivalents	$ 3,317,890	$ 64,414,511	$ 3,940,727	$ 76,506,447	$ 39,989,781	$ 60,621,631
Trade and other accounts receivable, derivative financial instruments and other current assets		337,461,870		295,774,455
Accounts receivable—inter-company		0		0
Inventories	6,491,009	126,018,397		86,113,142
Total current assets	27,191,027	527,894,778		458,394,044
Long-term receivables—intercompany		0		0
Investments in joint ventures and associates	105,281	2,043,966		2,254,952
Wells, pipelines, properties, plant and equipment, net	70,502,199	1,368,750,850		1,274,532,607
Long-term notes receivables	68,719	1,334,126		1,646,290
Rights of use assets	2,550,741	49,520,847		54,283,458	59,195,257
Deferred taxes	8,840,523	171,632,558		92,255,839
Intangible assets	1,546,537	30,024,934		20,016,146
Government Bonds	3,278,679	63,653,260		109,601,905
Other assets	1,581,449	30,702,725		39,112,930
Total assets	115,665,155	2,245,558,044		2,052,098,171
Current liabilities
Current portion of long-term debt	24,000,231	465,947,683		492,283,613
Accounts payable—inter-company		0		0
Other current liabilities		463,789,575		430,364,717
Total current liabilities	47,889,300	929,737,258		922,648,330
Long-term debt	83,727,784	1,625,516,313		1,757,412,281
Long-term payables—inter-company		0		0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,459,126,698		1,542,038,343
Total liabilities	206,774,399	4,014,380,269		4,222,098,954
Total equity (deficit)	(91,109,244)	(1,768,822,225)		(2,170,000,783)	(2,404,727,030)	(1,931,409,302)
Total liabilities and equity (deficit)	$ 115,665,155	2,245,558,044		2,052,098,171
Eliminations
Current assets
Accounts receivable—inter-company		(2,803,713,857)		(3,154,320,457)
Total current assets		(2,803,713,857)		(3,154,320,457)
Long-term receivables—intercompany		(1,512,689,817)		(1,717,050,662)
Investments in joint ventures and associates		704,894,507		1,189,980,912
Total assets		(3,611,509,167)		(3,681,390,207)
Current liabilities
Accounts payable—inter-company		(2,803,555,175)		(3,153,876,935)
Total current liabilities		(2,803,555,175)		(3,153,876,935)
Long-term payables—inter-company		(1,512,848,498)		(1,717,494,185)
Total liabilities		(4,316,403,673)		(4,871,371,120)
Total equity (deficit)		704,894,506		1,189,980,913
Total liabilities and equity (deficit)		(3,611,509,167)		(3,681,390,207)
Petróleos Mexicanos
Current assets
Cash and cash equivalents		14,809,052		34,690,405	9,394,220	28,234,857
Trade and other accounts receivable, derivative financial instruments and other current assets		61,562,752		14,502,133
Accounts receivable—inter-company		1,466,391,747		1,915,076,979
Inventories		1,695,679		930,656
Total current assets		1,544,459,230		1,965,200,173
Long-term receivables—intercompany		1,511,328,178		1,715,204,137
Investments in joint ventures and associates		(1,203,291,062)		(1,438,194,686)
Wells, pipelines, properties, plant and equipment, net		6,832,860		7,488,282
Rights of use assets		1,631,407		666,839
Deferred taxes		51,156,380		53,898,456
Intangible assets		149,947		2,175
Government Bonds		63,653,260		109,601,905
Total assets		1,975,920,200		2,413,867,281
Current liabilities
Current portion of long-term debt		398,101,726		417,076,084
Accounts payable—inter-company		1,423,626,118		2,092,847,395
Other current liabilities		31,085,188		23,587,329
Total current liabilities		1,852,813,032		2,533,510,808
Long-term debt		1,573,359,790		1,715,650,511
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		318,280,995		334,835,252
Total liabilities		3,744,453,817		4,583,996,571
Total equity (deficit)		(1,768,533,617)		(2,170,129,290)
Total liabilities and equity (deficit)		1,975,920,200		2,413,867,281
Subsidiary guarantors
Current assets
Cash and cash equivalents		11,293,133		6,157,869	4,970,074	4,826,057
Trade and other accounts receivable, derivative financial instruments and other current assets		197,610,993		191,315,372
Accounts receivable—inter-company		1,158,552,905		1,080,615,236
Inventories		79,127,255		54,797,831
Total current assets		1,446,584,286		1,332,886,308
Investments in joint ventures and associates		269,011,476		172,395,250
Wells, pipelines, properties, plant and equipment, net		1,089,869,156		1,130,105,528
Long-term notes receivables		1,334,126		1,646,290
Rights of use assets		44,352,154		52,047,552
Deferred taxes		113,857,491		34,644,220
Intangible assets		28,673,801		18,894,609
Other assets		2,320,594		1,165,964
Total assets		2,996,003,084		2,743,785,721
Current liabilities
Current portion of long-term debt		20,438,040		22,488,458
Accounts payable—inter-company		1,293,390,155		962,430,582
Other current liabilities		346,977,135		334,918,246
Total current liabilities		1,660,805,330		1,319,837,286
Long-term debt		22,496,110		25,978,231
Long-term payables—inter-company		1,511,403,321		1,715,642,197
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		1,124,420,120		1,196,413,505
Total liabilities		4,319,124,881		4,257,871,219
Total equity (deficit)		(1,323,121,797)		(1,514,085,498)
Total liabilities and equity (deficit)		2,996,003,084		2,743,785,721
Non-guarantor subsidiaries
Current assets
Cash and cash equivalents		38,312,326		35,658,173	$ 25,625,487	$ 27,560,717
Trade and other accounts receivable, derivative financial instruments and other current assets		78,288,125		89,956,950
Accounts receivable—inter-company		178,769,205		158,628,242
Inventories		45,195,463		30,384,655
Total current assets		340,565,119		314,628,020
Long-term receivables—intercompany		1,361,639		1,846,525
Investments in joint ventures and associates		231,429,045		78,073,476
Wells, pipelines, properties, plant and equipment, net		272,048,834		136,938,797
Rights of use assets		3,537,286		1,569,067
Deferred taxes		6,618,687		3,713,163
Intangible assets		1,201,186		1,119,362
Other assets		28,382,131		37,946,966
Total assets		885,143,927		575,835,376
Current liabilities
Current portion of long-term debt		47,407,917		52,719,071
Accounts payable—inter-company		86,538,902		98,598,958
Other current liabilities		85,727,252		71,859,142
Total current liabilities		219,674,071		223,177,171
Long-term debt		29,660,413		15,783,539
Long-term payables—inter-company		1,445,177		1,851,988
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		16,425,583		10,789,586
Total liabilities		267,205,244		251,602,284
Total equity (deficit)		617,938,683		324,233,092
Total liabilities and equity (deficit)		$ 885,143,927		$ 575,835,376